Acquired Properties, Net (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Mineral Properties Net [Abstract]
Acquired properties, at cost	$ 2,168	$ 2,053
Accumulated amortization	(1,332)	(1,222)
Net book value December 31,	$ 836	$ 831